Acquisitions (Details) (USD $) In Millions, unless otherwise specified	Jan. 03, 2012 Sara Lee Corporation [Member]	May 16, 2011 Rowland Coffee Roasters, Inc. [Member]
Assets acquired:
Current assets		$ 34.0
Cash and cash equivalents	1.2
Other current assets	42.6
Property, plant, and equipment	92.8	29.2
Goodwill	149.9	91.7
Intangible assets	138.9	213.5
Other noncurrent assets	0.9
Total assets acquired	426.3	368.4
Liabilities assumed:
Current liabilities	3.6	5.6
Noncurrent liabilities	2.1
Total liabilities assumed	5.7	5.6
Net assets acquired	$ 420.6	$ 362.8